ACQUISITIONS - Deutsche Hospitality (Details) - Deutsche Hospitality € in Millions			12 Months Ended
	Jan. 02, 2020 CNY (¥)	Jan. 02, 2020 EUR (€)	Dec. 31, 2020 CNY (¥)
Business Acquisition [Line Items]
Percentage of ownership interest acquired	100.00%	100.00%
Number of brands in which entity is operating	5
Aggregated consideration	¥ 5,624,000	€ 720
Net revenue of the acquiree included in the consolidated statements of comprehensive income			¥ 1,532,000,000
Net loss of the acquiree included in the consolidated statements of comprehensive income			¥ 1,345,000,000